SCHEDULE OF PROVISION FOR INCOME TAXES (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2025 SGD ($)
Income Tax Disclosure [Abstract]
Income tax payable				$ 33,986
Income tax expense			$ 1,813